Public Offering and Private Placement (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2013	Nov. 29, 2012	Oct. 24, 2012
Public Offering and Private Placement (Textual)
Public offering number of unit sold	200,000	4,000,000
Offering price per unit				$ 10.00	$ 10.00
Net proceeds from public offerings	$ 1.9	$ 39.0
Description of exercise price of warrants
Each Warrant entitles the holder to purchase one ordinary share at a price of $11.50 commencing on the completion of an initial Business Combination and expiring five years from the completion of an initial Business Combination, or earlier upon redemption.

Description of redemption of warrants
The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days’ notice only in the event that the last sale price of the ordinary shares (or the closing bid price of the ordinary shares in the event the ordinary shares are not traded on any specific trading day) is at least $17.50 per share for any 20 trading days within a 30-trading day period (“30-Day Trading Period”) ending on the third day prior to the date on which notice of redemption is given and there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants during the 30-Day Trading Period and continuing until the date of redemption.

Period of effectiveness of ordinary shares			90 days following the closing of the Business Combination.
Warrants issued under private placement		3,600,000
Warrant price in private placement			0.75
Proceed from issuance of warrants under private placement		$ 2.7
Description of private placement warrants
The Insider Warrants are identical to the Warrants sold to public investors in the Offering except that: (i) the Insider Warrants were purchased pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, (ii) the Insider Warrants are non-redeemable and (iii) the Insider Warrants are exercisable on a “cashless” basis, in each case, if held by the initial holders or permitted assigns. The Initial Shareholders have agreed that the Insider Warrants (including the ordinary shares issuable upon exercise of the Insider Warrants) will not be transferable, assignable or saleable (except to certain permitted transferees) until 30 days after the completion of an initial Business Combination.